Stock-based compensation expense (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	May 04, 2020
Defined Benefit Plan Disclosure [Line Items]
Non cash stock-based compensation expense	$ 318,137	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	300,000
Ms Fung Ming Pang [Member]
Defined Benefit Plan Disclosure [Line Items]
Share Price			$ 0.05